Employee Benefits - Analysis of Net Liability and Net Period Cost for Employee Benefit (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of net defined benefit liability (asset) [line items]
Liabilities	$ 152,507,058	$ 118,325,014
Net period cost (benefit)
Net period cost (benefit)	16,609,565	13,989,100	$ 13,636,182
Mexico [member]
Disclosure of net defined benefit liability (asset) [line items]
Liabilities	116,537,660	85,517,190
Net period cost (benefit)
Net period cost (benefit)	12,788,464	12,046,208	11,586,065
Puerto Rico [member]
Disclosure of net defined benefit liability (asset) [line items]
Liabilities	13,228,592	13,986,596
Net period cost (benefit)
Net period cost (benefit)	747,755	686,067	776,238
Europe [member]
Disclosure of net defined benefit liability (asset) [line items]
Liabilities	12,827,318	12,705,926
Net period cost (benefit)
Net period cost (benefit)	2,526,957	619,039	385,689
Brazil [member]
Disclosure of net defined benefit liability (asset) [line items]
Liabilities	9,503,738	5,666,694
Net period cost (benefit)
Net period cost (benefit)	511,964	579,432	735,855
Ecuador [member]
Disclosure of net defined benefit liability (asset) [line items]
Liabilities	409,750	448,608
Net period cost (benefit)
Net period cost (benefit)	$ 34,425	$ 58,354	$ 152,335